Initial Public Offering	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Initial Public Offering
Note 3. Initial Public Offering
On October 23, 2017, the Company sold 34,500,000 units, including the issuance of 4,500,000 units as a result of the underwriters’ exercise of their over-allotment option in full, at a price of $10.00 per unit in the Initial Public Offering. Each unit consists of one Class A common stock and one-third
of one redeemable warrant. Each whole warrant will entitle the holder to purchase one Class A common stock at an exercise price of $11.50 per share, subject to adjustment (see Note 7).